S000057727 [Member] Investment Objectives and Goals - Morningstar U.S. Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar U.S. Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.